Cash Flow Information	12 Months Ended
Dec. 31, 2025
Cash flow information [abstract]
Cash Flow Information

NOTE 23. Cash Flow Information

(a)
Non-cash transactions

	For the year ended December 31
	2025	2024	2023
Decrease other receivables due from related parties	$—	17,311	—
Write off other payables from related parties-operating activities	—	(782)	—
Write off other payables from related parties-financing activities	—	16,529	—
Additions of property, plant and equipment	538,060	270,002	—
Change in other payables	—	(118,038)	—
Payments for acquisition of property, plant and equipment	$538,060	151,964	—

(b)
Reconciliation of liabilities arising from financing activities was as follows:

		Cash flows		Non-cash flows
	January 1, 2025	Increase	Decrease	Change in other payables (including related party)	Payments from trust funds	Changes in lease payments/ loan installments	Fair value changes	Converted into share capital	Foreign exchange movement	Others	December 31, 2025
Long-term borrowings liabilities	$1,133,887	—	(349,698)	—	—	—	—	—	50,854	—	835,043
Other payables (installment payables)	102,292	—	(16,129)	—	—	—	—	—	4,476	—	90,639
Other payables from related parties	1,713,058	—	(122,951)	826,640	—	—	—	—	—	46,258	2,463,005
Guarantee deposits received	72,768	13,019	(19,765)	—	—	—	—	—	3,149	—	69,171
Other current liabilities – receipts under custody	11,854,693	—	(1,851,684)	—	1,702,829	—	—	—	—	—	11,705,838
Preference share liabilities	1,976,365	—	(1,930,240)	—	—	—	—	—	—	(46,125)	—
Non-current financial liabilities at fair value through profit or loss	—	2,550,000	—	(2,626,212)	—	—	76,212	—	—	—	—
Lease liabilities	4,966,511	—	(1,243,628)	—	—	(47,739)	—	—	220,925	10,894	3,906,963
Total liabilities from financing activities	$21,819,574	2,563,019	(5,534,095)	(1,799,572)	1,702,829	(47,739)	76,212	—	279,404	11,027	19,070,659

		Cash flows		Non-cash flows
	January 1, 2024	Increase	Decrease	Write off other receivables from related parties	Payments from trust funds	Changes in lease payments/ loan installments	Fair value changes	Converted into share capital	Foreign exchange movement	Others	December 31, 2024
Long-term borrowings liabilities	$861,078	1,186,709	(831,391)	—	—	—	—	—	(82,509)	—	1,133,887
Other payables (installment payables)	—	—	(13,865)	—	—	118,038	—	—	(1,881)	—	102,292
Other payables from related parties	1,946,065	—	(216,478)	(16,529)	—	—	—	—	—	—	1,713,058
Guarantee deposits received	50,458	35,801	(9,557)	—	—	—	—	—	(3,934)	—	72,768
Other current liabilities – receipts under custody	10,404,218	923,093	—	—	527,382	—	—	—	—	—	11,854,693
Preference share liabilities	2,067,326	—	(101,592)	—	—	—	—	—	—	10,631	1,976,365
Non-current financial liabilities at fair value through profit or loss	1,707,248	—	(100,000)	—	—	—	259,418	(1,866,666)	—	—	—
Lease liabilities	724,154	—	(781,844)	—	—	5,096,577	—	—	(124,810)	52,434	4,966,511
Total liabilities from financing activities	$17,760,547	2,145,603	(2,054,727)	(16,529)	527,382	5,214,615	259,418	(1,866,666)	(213,134)	63,065	21,819,574

		Cash flows		Non-cash flows
	January 1, 2023	Increase	Decrease	Additions from acquisition	Payments from trust funds	Changes in lease payments	Fair value changes	converted into share capital converted	Foreign exchange movement and others	Others	December 31, 2023
Long-term borrowings liabilities	$1,196,652	—	(335,574)	—	—	—	—	—	—	—	861,078
Other payables from related parties	2,174,161	—	(228,096)	—	—	—	—	—	—	—	1,946,065
Guarantee deposits received	4,378	25,497	(10,752)	31,298	—	—	—	—	37	—	50,458
Other current liabilities – receipts under custody	2,828,189	—	(696,133)	9,331,061	(1,058,899)	—	—	—	—	—	10,404,218
Preference share liabilities	2,025,945	—	—	—	—	—	26,209	—	—	15,172	2,067,326
Non-current financial liabilities at fair value through profit or loss	1,433,555	430,000	(300,000)	—	—	—	143,693	—	—	—	1,707,248
Lease liabilities	1,221,591	—	(763,225)	139,647	—	133,954	—	—	(7,813)	—	724,154
Total liabilities from financing activities	$10,884,471	455,497	(2,333,780)	9,502,006	(1,058,899)	133,954	169,902	—	(7,776)	15,172	17,760,547

Trust funds represent payments received on behalf of customers and are recorded as other financial assets. As the Company’s use of these funds is restricted, changes in these amounts are not reflected in the statement of cash flows.